Inventories net	12 Months Ended
Sep. 30, 2025
Inventories net
Inventories, net

Note 6 - Inventories, net

Inventories, net, consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Raw materials	-	$331,311
Packaging materials	-	70,052
Finished goods	1,544,462	5,102,711
Inventory	1,544,462	5,504,074
Less: Allowance for inventory reserve	-	(13,197)
Inventory, net	$1,544,462	$5,490,877

The allowance for inventory reserve was nil and $13,197 as of September 30, 2025 and 2024, respectively.